Statements of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]
Beginning balance at Dec. 31, 2020	$ (8,878)	$ 23,994	$ (33,878)		$ 0	$ 1,006
Beginning balance, shares at Dec. 31, 2020					0	10,062,500
Excess cash received over the fair value of the private warrants	4,733,333	4,733,333
Ordinary shares forfeited		69				$ (69)
Ordinary shares forfeited, shares						(687,500)
Accretion on Class A ordinary shares subject to possible redemption amount	(28,210,764)	(4,757,396)	(23,453,368)
Net income	1,639,060		1,639,060
Ending balance at Dec. 31, 2021	(21,847,249)	0	(21,848,186)		$ 0	$ 937
Ending balance, shares at Dec. 31, 2021					0	9,375,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	(5,260,382)		(5,260,382)	$ 5,260,382
Net income	13,158,072		13,158,072
Ending balance at Dec. 31, 2022	$ (13,949,559)	$ 0	$ (13,950,496)		$ 0	$ 937
Ending balance, shares at Dec. 31, 2022					0	9,375,000